Amortized Cost Basis Amounts, Gross Unrealized Holding Gains, Gross Unrealized Holding Losses and Fair Values of Available-for-Sale Securities and Held-to-Maturity Securities in Each Major Security Type (Detail) (JPY ¥)
In Millions, unless otherwise specified
	Dec. 31, 2011	Mar. 31, 2011
Schedule of Investments [Line Items]
Amortized cost	¥ 912,714	¥ 907,480
Gross unrealized gains	31,267	31,642
Gross unrealized losses	(16,714)	(11,605)
Fair value	927,267	927,517
Available-for-sale securities
Schedule of Investments [Line Items]
Amortized cost	869,047	863,785
Gross unrealized gains	28,249	31,230
Gross unrealized losses	(16,714)	(11,605)
Fair value	880,582	883,410
Available-for-sale securities | Japanese and foreign government bond securities
Schedule of Investments [Line Items]
Amortized cost	172,405	168,818
Gross unrealized gains	1,083	696
Gross unrealized losses	(6)	(169)
Fair value	173,482	169,345
Available-for-sale securities | Japanese prefectural and foreign municipal bond securities
Schedule of Investments [Line Items]
Amortized cost	57,861	34,907
Gross unrealized gains	849	153
Gross unrealized losses	(66)	(92)
Fair value	58,644	34,968
Available-for-sale securities | Corporate debt securities
Schedule of Investments [Line Items]
Amortized cost	307,972	292,836
Gross unrealized gains	2,236	1,287
Gross unrealized losses	(3,991)	(2,091)
Fair value	306,217	292,032
Available-for-sale securities | Specified bonds issued by SPEs in Japan
Schedule of Investments [Line Items]
Amortized cost	162,386	225,393
Gross unrealized gains	644	46
Gross unrealized losses	(634)	(3,125)
Fair value	162,396	222,314
Available-for-sale securities | CMBS and RMBS in the U.S., and other asset-backed securities
Schedule of Investments [Line Items]
Amortized cost	101,476	87,898
Gross unrealized gains	2,552	3,819
Gross unrealized losses	(3,437)	(3,843)
Fair value	100,591	87,874
Available-for-sale securities | Other Debt Securities
Schedule of Investments [Line Items]
Amortized cost	7,586	5,518
Gross unrealized losses		(12)
Fair value	7,586	5,506
Available-for-sale securities | Equity securities
Schedule of Investments [Line Items]
Amortized cost	59,361	48,415
Gross unrealized gains	20,885	25,229
Gross unrealized losses	(8,580)	(2,273)
Fair value	71,666	71,371
Held-to-maturity Securities | Japanese Government Bond Securities
Schedule of Investments [Line Items]
Amortized cost	43,667	43,695
Gross unrealized gains	3,018	412
Fair value	¥ 46,685	¥ 44,107